Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Ozop Energy Solutions, Inc.
Entity Central Index Key	0001679817
Entity Tax Identification Number	35-2540672
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	55 Ronald Reagan Blvd
Entity Address, City or Town	Warwick
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10990
City Area Code	877
Local Phone Number	785-6967
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	175 South Main Street
Entity Address, Address Line Two	Suite 1410
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	801
Local Phone Number	303-5772
Contact Personnel Name	BRUNSON CHANDLER & JONES, PLLC